Other assets and other liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Assets And Other Liabilities
Advances from customers (i)	$ 76,395	$ 24,798
Use of public assets	18,047	22,733
Other trade payables	20,921	24,790
Other liabilities	33,319	51,623
Total other liabilities	148,682	123,944
Current liabilities	82,662	31,186
Non-current liabilities	$ 66,020	$ 92,758